Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Hong Kong ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 6.7%
BOC Hong Kong Holdings Ltd.	7,787,500	$24,028,349
Hang Seng Bank Ltd.	1,614,300	19,260,606
		43,288,955
Capital Markets — 15.3%
Futu Holdings Ltd., ADR(a)	136,223	11,882,732
Hong Kong Exchanges & Clearing Ltd.	2,319,726	87,328,810
		99,211,542
Diversified Telecommunication Services — 1.7%
HKT Trust & HKT Ltd., Class SS	8,562,500	10,653,533
Electric Utilities — 8.0%
CK Infrastructure Holdings Ltd.	915,000	6,319,666
CLP Holdings Ltd.	3,116,700	26,252,053
Power Assets Holdings Ltd.	2,943,000	19,345,406
		51,917,125
Food Products — 2.3%
WH Group Ltd.(b)	18,576,000	14,807,985
Gas Utilities — 2.8%
Hong Kong & China Gas Co. Ltd.	23,867,495	18,161,007
Ground Transportation — 1.9%
MTR Corp. Ltd.	3,472,583	12,220,340
Hotels, Restaurants & Leisure — 5.5%
Galaxy Entertainment Group Ltd.	4,674,000	20,962,530
Sands China Ltd.(a)	5,530,800	14,215,589
		35,178,119
Industrial Conglomerates — 7.3%
CK Hutchison Holdings Ltd.	4,494,767	23,505,395
Jardine Matheson Holdings Ltd.	353,600	15,438,176
Swire Pacific Ltd., Class A	1,033,500	8,509,735
		47,453,306
Insurance — 22.5%
AIA Group Ltd.	19,359,200	145,766,940
Machinery — 5.8%
Techtronic Industries Co. Ltd.	2,643,147	37,620,201
Security	Shares	Value
Marine Transportation — 1.4%
SITC International Holdings Co. Ltd.	3,457,000	$8,997,976
Real Estate Management & Development — 14.6%
CK Asset Holdings Ltd.	4,163,767	17,082,323
Henderson Land Development Co. Ltd.	3,357,762	10,545,692
Hongkong Land Holdings Ltd.	2,565,900	11,671,142
Sino Land Co. Ltd.	8,972,000	8,796,958
Sun Hung Kai Properties Ltd.	2,884,500	28,827,508
Wharf Holdings Ltd. (The)	2,633,570	7,227,085
Wharf Real Estate Investment Co. Ltd.	3,794,150	10,226,502
		94,377,210
Retail REITs — 3.6%
Link REIT	5,369,900	23,488,729
Total Long-Term Investments — 99.4% (Cost: $810,403,105)		643,142,968
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	890,000	890,000
Total Short-Term Securities — 0.1% (Cost: $890,000)		890,000
Total Investments — 99.5% (Cost: $811,293,105)		644,032,968
Other Assets Less Liabilities — 0.5%		3,228,530
Net Assets — 100.0%		$647,261,498

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$4,733,617	$—	$(4,734,090)(b)	$212	$261	$—	—	$169 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	300,000 (b)	—	—	—	890,000	890,000	15,691	—
				$212	$261	$890,000		$15,860	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Hong Kong ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Hong Kong Index	38	12/20/24	$2,205	$(24,379)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$127,207	$4,538 (c)	$131,762	0.0%
	Monthly	HSBC Bank PLC(d)	02/08/28	1,661,741	46,987 (e)	1,709,136	0.3
					$51,525	$1,840,898

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(17) of net dividends and financing fees.
(e)	Amount includes $(408) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)
Range: Benchmarks:	0 basis points HKD - Overnight Index Average (HONIA)	55 basis points HKD - Overnight Index Average (HONIA)

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Hong Kong ETF

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Capital Markets
Hong Kong Exchanges & Clearing Ltd.	3,500	$131,762	100.0%
Net Value of Reference Entity — Goldman Sachs Bank USA		$131,762
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 08, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Capital Markets
Hong Kong Exchanges & Clearing Ltd.	45,400	$1,709,136	100.0%
Net Value of Reference Entity — HSBC Bank PLC		$1,709,136
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$43,545,969	$599,596,999	$—	$643,142,968
Short-Term Securities
Money Market Funds	890,000	—	—	890,000
	$44,435,969	$599,596,999	$—	$644,032,968
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$51,525	$—	$51,525
Liabilities
Equity Contracts	—	(24,379)	—	(24,379)
	$—	$27,146	$—	$27,146

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust